ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2019
ACCOUNTING ESTIMATES AND JUDGMENTS
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 4 - ACCOUNTING ESTIMATES AND JUDGMENTS

In applying accounting policies, the Company's Management must make judgments and estimates regarding the carrying amounts of revenues, expenses, assets and liabilities, as well as the disclosures in the notes.

The estimates and the respective assumptions are based on historical experience and other factors considered relevant. The underlying estimates and assumptions are continually reviewed. The effects arising from the reviews made to the accounting estimates are recognized in the period in which the estimates are reviewed, if the review affects only this period, or also in subsequent periods if the review affects both the present and future periods.

Although these estimates and assumptions are permanently monitored and reviewed by the Management of the Company and its subsidiaries, the materialization on the book value of revenues, expenses, assets and liabilities is inherently uncertain, due to the use of judgment. As a consequence, the Company may suffer effects as a result of imprecision in these estimates and judgments that are substantial in future periods, which may have a material adverse effect on its financial condition, on the results of its activities and/or on its cash flows.

The following are the main assumptions of the accounting estimates evaluated as the most critical by the Management of the Company and its subsidiaries, regarding the future and other main sources of uncertainty that can lead to significant adjustments in the book values of assets and liabilities in the next periods:

4.1 - Deferred tax assets and liabilities

Estimates of future taxable income, the basis for the analysis of the realization of net deferred tax assets, are based on annual budgets and the strategic plan, both periodically reviewed, and on the history of profitability. However, future taxable income may be higher or lower than the estimates considered by management when defining the need to record or not the amount of the deferred tax asset (Note 10).

4.2 - Provision for impairment of long- term assets

The Company's Management considers assumptions and technical data for the preparation of the asset recovery determination test. In this practice, premises are applied, based on the historical experience in the management of the asset, set of assets or cash generating unit, and valuation practices commonly used in the market. Such assumptions may, eventually, not occur in the future, including regarding the estimated economic useful life. Currently, the useful life adopted by the Company is in accordance with the practices determined by ANEEL, applicable to the assets linked to the concession of the public electric energy service, which may vary as a result of the periodic analysis of the economic useful life of assets.

Several uncertain events also make up the assumptions used by the Company, including: future tariffs for the purchase and sale of electric energy; date of entry into operation of projects under construction; the growth rate of economic activity in the country; and availability of water resources; in addition to those inherent to the end of the public electric energy service concession terms, especially regarding the value of their reversion at the end of the concession term. At this point, the premise that the indemnity is contractually provided for was adopted.

4.3 - Provision for assets decommissioning

The Company recognizes a provision for obligations with the decommissioning of assets related to its thermonuclear power plants. To determine the amount of the provision, assumptions and estimates are made in relation to the discount rates, the estimated cost for the decommissioning and removal of the entire plant from the site and the expected time of said costs (Note 30). The cost estimate is based on legal, regulatory and environmental requirements for the decommissioning and removal of the entire plant, as well as the prices of products and services to be used at the end of their useful lives.

4.4 - Actuarial liabilities

The actuarial liabilities recorded are determined by actuarial calculations prepared by independent actuaries based on the participant's life expectancy, average retirement age and inflation. However, the actual future results of the benefits may differ from those existing and recorded in the accounts (Note 28).

4.5 - Provision for labor, tax and civil risks

Provisions for labor, tax and civil matters are acknowledged when there are present obligations (legal or assumed) resulting from past events, the settlement of which is probable and it is possible to estimate the amounts reliably, based on the assessment of Management and internal and external legal advisors. The provisioned amounts are recorded based on the estimated cost of the outcome of said contingencies. Contingent risks with the expectation of possible loss are disclosed by Management, and no provision is recorded. This assessment is supported by Management's judgment, together with its legal advisors, considering case law, decisions in initial and higher courts, the history of possible agreements and decisions, the experience of management and legal advisors, as well as other applicable aspects. (Note 29).

4.6 - Loss allowance for expected credit losses (ECL)

The Company adopted the simplified approach and calculated the expected loss, based on the expectation of default risk that occurs over the useful life of the financial instrument in accordance with IFRS 9, which established a calculation matrix based on the expected loss rates from clients.

A financial asset is considered in default when: (i) it is unlikely that the creditor will fully pay its credit obligations to the Company without resorting to actions such as collateral (if any); or (ii) the financial asset has expired in accordance with the current rules.

4.7 - Valuation of financial instruments

The Company's Management uses valuation techniques that include information that is not based on observable market data to estimate the fair value of certain types of financial instruments, such as expected future contractual flows, terms for receiving these flows and discount rates. Note 41 presents information on the main assumptions used in determining the fair value of financial instruments, as well as the sensitivity analysis of these assumptions. The Management of the Company and its subsidiaries believes that the selected valuation techniques and the assumptions used are adequate for determining the fair value of financial instruments.

4.8 - Onerous contracts

The Company and its subsidiaries use assumptions related to the economic costs and benefits of each contract to determine whether or not an onerous contract exists. In the case of long-term commitments such as the purchase and sale of energy, one of the critical estimates in determining the amount of provision for the future sale of the contract is the historical average Price of Settlement of Differences (PLD) approved by the Company's Management as a premise for the calculation of the provision for the onerous contract, exclusively for accounting purposes, as well as the discount rate used for cash flows. The actual values of the PLD and/or the elements considered within the discount rate over the years may be higher or lower than the assumptions used by the Company. In addition, the Company may have onerous contracts in concessions where the current expected cost for operation and maintenance is not fully covered by revenues (Note 32).

4.9 - Evaluation of contractual transmission assets

The Company's Management used the following main assumptions to evaluate the contractual transmission assets: (i) the concession renewal date as an initial measure of the renewed concession contracts; (ii) contract signature date as the best estimate of the operation start date for the new concession contracts; (iii) RAP established in the concession contract as the basis for calculating the concession cash flow; (iv) the expected amount of investments and costs to be made in the concession as a basis for allocating construction and Operation and Maintenance (O&M) margins; (v) start date of the operation, as established in the concession contracts; (vi) term of the concession to residual assets as the best estimate to calculate indemnity at the end of the concession term; (vii) compatible market interest rate, at the rate that reflects counterparty credit risk; (viii) construction revenue calculated in accordance with the reference concession and investment contract; and (ix) construction cost as incurred. The best estimates from the Company are based on all information available at the time it was recorded. However, the actual values and circumstances may differ and these estimates may be updated as new information becomes available.

4.10 - Measurement of RBSE transmission assets

The Company's Management measured the portion of RBSE assets with the main assumptions: (i) estimated financial flow of Allowed Annual Revenue (RAP) according to the criteria established in MME Ordinance 120 and ANEEL calculations; (ii) initial receipt period of 8 years as established by ANEEL; and (iii) discount rate based on the regulatory WACC fee (see note 16). The Company’s best estimates are based on all information available at the time it was recorded. However, the actual values and circumstances may differ and these estimates may be updated as new information becomes available.